Average Annual Total Returns - Class A I and W Shares - Voya Russia Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A MSCI Russia 10/40 Index 1 Yr		Class A MSCI Russia 10/40 Index 5 Yrs		Class A MSCI Russia 10/40 Index 10 Yrs		Class A MSCI Russia 10/40 Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI Russia 10/40 Index 1 Yr		Class I MSCI Russia 10/40 Index 5 Yrs		Class I MSCI Russia 10/40 Index 10 Yrs		Class I MSCI Russia 10/40 Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W MSCI Russia 10/40 Index 1 Yr		Class W MSCI Russia 10/40 Index 5 Yrs		Class W MSCI Russia 10/40 Index 10 Yrs		Class W MSCI Russia 10/40 Index Since Inception
Total	(11.97%)	13.85%	0.28%		Jul. 03, 2096	(13.52%)	12.86%	(0.21%)		(5.06%)	11.38%	0.37%		(0.67%)	[1]	17.73%	[1]	1.98%	[1]	[1]	(6.33%)	15.45%	1.10%		Sep. 30, 2009	(0.67%)	[1]	17.73%	[1]	1.98%	[1]	[1]	(6.39%)	15.51%	1.10%		Aug. 05, 2011	(0.67%)	[1]	17.73%	[1]	1.98%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.